Leases - Company's Lease Term and Discount Rate Assumptions (Details)	Dec. 31, 2022
Weighted-average remaining lease term (years):
Finance leases	1 year 9 months 3 days
Operating leases	3 years 8 months 4 days
Leases, Weighted Average Discount Rate [Abstract]
Finance leases	5.60%
Operating leases	6.50%
Third Party
Weighted-average remaining lease term (years):
Finance leases	2 years 1 month 2 days
Operating leases	3 years 7 months 20 days
Leases, Weighted Average Discount Rate [Abstract]
Finance leases	5.90%
Operating leases	6.70%
Related Party
Weighted-average remaining lease term (years):
Operating leases	3 years 11 months 1 day
Leases, Weighted Average Discount Rate [Abstract]
Operating leases	5.30%